Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Investments and Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Investments and Other Assets [Abstract]
Other investments	€ 6	€ 5
Other assets	137	174
Total	€ 144	€ 179